CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
REVENUES
Utilities	$ 9,309	$ 8,441	$ 8,322
Energy-related businesses	1,248	1,206	1,714
Total revenues	10,557	9,647	10,036
Utilities [Abstract]
Cost of natural gas	(1,646)	(1,290)	(1,866)
Cost of electric fuel and purchased power	(1,932)	(1,760)	(1,397)
Energy-related businesses [Abstract]
Cost of natural gas, electric fuel and purchased power	(435)	(481)	(746)
Other cost of sales	(178)	(159)	(137)
Other operation and maintenance	(2,995)	(2,956)	(2,825)
Depreciation and amortization	(1,113)	(1,090)	(976)
Loss from plant closure	(200)	0	0
Franchise fees and other taxes	(374)	(359)	(343)
Gains on sale of assets	114	7	0
Equity Earnings (Losses) [Abstract]
Equity (losses) earnings, other	31	(319)	9
Remeasurement of equity method investments	0	0	277
Other income (expense), net	140	172	130
Interest income	20	24	26
Interest expense	(559)	(493)	(465)
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	1,430	943	1,723
Income tax (expense) benefit	(366)	(59)	(394)
Equity earnings, net of income tax	24	36	52
Net income	1,088	920	1,381
Losses (earnings) attributable to noncontrolling interests	(79)	(55)	(42)
Call premium on preferred stock of subsidiary	(3)	0	0
Preferred dividends of subsidiaries	(5)	(6)	(8)
Earnings	1,001	859	1,331
Basic earnings per common share:
Basic earnings per common share	$ 4.10	$ 3.56	$ 5.55
Basic earnings per common share, weighted-average number of shares outstanding (thousands)	243,863	241,347	239,720
Diluted earnings per common share:
Diluted earnings per common share	$ 4.01	$ 3.48	$ 5.51
Diluted earnings per common share, weighted-average number of shares outstanding (thousands)	249,332	246,693	241,523
San Diego Gas and Electric Company and Subsidiary [Member]
Utility operating revenues
Electric	3,537	3,226	2,830
Natural gas	529	468	543
Total utility operating revenues	4,066	3,694	3,373
Utility operating expenses
Utility cost of natural gas	204	151	226
Utility cost of electric fuel and purchased power	1,019	892	715
Utility operation and maintenance	1,157	1,154	1,072
Utility depreciation and amortization	494	490	422
Utility franchise fees and other taxes	210	198	183
Utility loss from plant closure	200	0	0
Total utility operating expenses	3,284	2,885	2,618
Utility operating income	782	809	755
Equity Earnings (Losses) [Abstract]
Other income (expense), net	40	69	79
Interest income	1	0	0
Interest expense	(197)	(173)	(142)
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	626	705	692
Income tax (expense) benefit	(191)	(190)	(237)
Net income	435	515	455
Losses (earnings) attributable to noncontrolling interests	(24)	(26)	(19)
Earnings	411	489	436
Call premium on preferred stock	(3)	0	0
Preferred stock requirements	(4)	(5)	(5)
Earnings attributable to common shares	404	484	431
Southern California Gas Company [Member]
Utility operating revenues
Total utility operating revenues	3,736	3,282	3,816
Utility operating expenses
Utility cost of natural gas	1,362	1,074	1,568
Utility operation and maintenance	1,324	1,304	1,305
Utility depreciation and amortization	383	362	331
Utility franchise fees and other taxes	128	122	126
Total utility operating expenses	3,197	2,862	3,330
Utility operating income	539	420	486
Equity Earnings (Losses) [Abstract]
Other income (expense), net	11	17	13
Interest income	0	0	1
Interest expense	(69)	(68)	(69)
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	481	369	431
Income tax (expense) benefit	(116)	(79)	(143)
Net income	365	290	288
Earnings	365	290	288
Preferred stock requirements	(1)	(1)	(1)
Earnings attributable to common shares	$ 364	$ 289	$ 287